Financial Instruments - Balance Sheet Grouping (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cost Method Investments	[1]	$ 34.9	$ 34.9
Fair Value, Measurements, Nonrecurring [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans		1,553.7	1,562.2
Bank Loans, net		192.8	231.2
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity		8.6	16.6
Investment contracts without a fixed maturity		371.3	557.5
Long-term debt		7,828.0	8,081.3
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans		1,598.7	1,621.4
Bank Loans, Fair Value		187.5	227.0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity		8.6	16.6
Investment contracts without a fixed maturity		351.1	551.5
Long-term debt		8,227.3	8,764.8
Level 1 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans		0.0	0.0
Bank Loans, Fair Value		0.0	0.0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity		0.0	0.0
Investment contracts without a fixed maturity		0.0	0.0
Long-term debt		0.0	0.0
Level 2 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans		0.0	0.0
Bank Loans, Fair Value		179.9	217.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity		0.0	0.0
Investment contracts without a fixed maturity		0.0	0.0
Long-term debt		8,227.3	8,764.8
Level 3 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans		1,598.7	1,621.4
Bank Loans, Fair Value		7.6	9.4
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity		8.6	16.6
Investment contracts without a fixed maturity		351.1	551.5
Long-term debt		$ 0.0	$ 0.0

[1]	It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies.